LEASE - Maturities of operating lease liabilities and maturities of operating leases (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Maturities of operating lease liabilities
Within one year	¥ 38,326	¥ 28,203
Within a period of more than one year but not more than two years	25,146	7,034
Within a period of more than two year but not more than three years	11,785	3,550
Within a period of more than three year but not more than four years		382
Total undiscounted lease payments	75,257	39,169
Imputed interest	(3,575)	(213)
Total lease liabilities	¥ 71,682	¥ 38,956